UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2474

                           Midas Dollar Reserves, Inc.

               (Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor
 New York, NY                                                     10005
(Address of principal executive offices)                       (Zip code)

                          Thomas B. Winmill, President
                           Midas Dollar Reserves, Inc.
                          11 Hanover Square, 12th Floor
                               New York, NY 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-480-6432

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

Item 1. Schedule of Investments

September 30, 2006 (Unaudited)

Midas Dollar Reserves, Inc.

                           MIDAS DOLLAR RESERVES, INC.

                    FORM N-Q - SEPTEMBER 30, 2006 (UNAUDITED)

 PAR VALUE      U.S. GOVERNMENT AGENCIES (99.89%)                           YIELD*          VALUE**
  $200,000      Federal Home Loan Bank Discount Note, due 10/20/06          5.210%       $ 199,443
   275,000      Federal Home Loan Bank Discount Note, due 10/20/06          5.120%         274,234
   350,000      Federal Home Loan Bank Discount Note, due 10/20/06          5.130%         349,026
   650,000      Federal Home Loan Bank Discount Note, due 11/01/06          5.240%         647,067
   850,000      Federal National Mortgage Association, due 10/04/06         5.265%         849,624
   665,000      Federal National Mortgage Association, due 10/11/06         5.250%         664,030
 1,000,000      Federal National Mortgage Association, due 10/27/06         5.270%         996,194
   550,000      Federal National Mortgage Association, due 11/01/06         5.120%         547,575
 1,000,000      Federal National Mortgage Association, due 11/10/06         5.240%         994,360
   680,000      Federal National Mortgage Association, due 11/29/06         5.150%         674,261
 1,050,000      Federal National Mortgage Association, due 12/19/06         5.140%       1,038,157
 1,225,000      Freddie Mac Discount Note, due 1/30/07                      5.150%       1,203,796
   550,000      Freddie Mac Discount Note, due 11/20/06                     5.150%         546,066
 1,250,000      Freddie Mac Discount Note, due 12/05/06                     5.165%       1,238,343
 1,040,000      Freddie Mac Discount Note, due 12/12/06                     5.173%       1,029,240
 1,150,000      Freddie Mac Discount Note, due 12/27/06                     5.141%       1,135,712
   985,000      Freddie Mac Discount Note, due 2/06/07                      5.108%         967,111
   960,000      Freddie Mac Discount Note, due 2/13/07                      5.070%         941,748
                                                                                         ---------
                    Total Investments (cost: $14,295,987) (99.89%)                      14,295,987
                                                                                        ----------
                 Cash and Other Assets less Liabilities (0.11%)                             16,393
                                                                                        ----------
                 NET ASSETS (100.00%)                                                  $14,312,380
                                                                                        ==========

                 TAX RELATED
                 Unrealized appreciation                                                       $ -
                 Unrealized depreciation                                                         -
                                                                                        ----------
                 Net unrealized appreciation/depeciation                                       $ -
                                                                                        ==========
                 Aggregate cost of securities for income tax purposes                  $14,295,987
                                                                                        ==========

* Represents discount rate at date of purchase for discount securities, or coupon for coupon-bearing securities

** Cost of investments for financial reporting and for Federal income tax purposes is the same as value.

Item 2. Controls and Procedures

(a) The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MIDAS DOLLAR RESERVES, INC.

By:/s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 17, 2006

By:/s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: November 17, 2006

                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)